Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment
	Wireless	Wireline	Business Solutions	Entertainment Group	Consumer Mobility	International	Total
Balance as of December 31, 2013	$36,106	$33,167	$-	$-	$-	$-	$69,273
Goodwill acquired	367	-	-	-	-	-	367
Other	(4)	56	-	-	-	-	52
Balance as of December 31, 2014	36,469	33,223	-	-	-	-	69,692
Goodwill acquired	6	-	-	30,839	-	4,672	35,517
Foreign currency translation adjustments	-	-	-	-	-	(638)	(638)
Allocation of goodwill	(36,471)	(33,226)	45,351	7,834	16,512	-	-
Other	(4)	3	-	-	-	(2)	(3)
Balance as of December 31, 2015	$-	$-	$45,351	$38,673	$16,512	$4,032	$104,568

Schedule Of Amortized Intangible Assets
	December 31, 2015			December 31, 2014
Other Intangible Assets	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions	$1,055	$-	$679	$1,082	$-	$550
BellSouth Corporation	4,450	-	4,347	5,825	-	5,559
DIRECTV	19,505	(294)	1,807	-	-	-
AT&T Corp.	33	-	23	56	-	42
Mexican wireless	485	(60)	110	-	-	-
Subtotal	25,528	(354)	6,966	6,963	-	6,151
Trade name	2,905	-	424	-	-	-
Other	686	-	195	275	-	189
Total	$29,119	$(354)	$7,585	$7,238	$-	$6,340

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization
Indefinite-lived intangible assets not subject to amortization:
Licenses
Wireless licenses	$81,147	$60,824
Orbital slots	11,946	-
Trade names	6,437	5,241
Total	$99,530	$66,065